Summary of Significant Accounting Policies (Details Narrative) - USD ($)	8 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Jul. 18, 2013	Mar. 31, 2013
Cash insured		$ 250,000
Cash in the bank	$ 21,093		$ 21,093		$ 10,053
Unrecognized tax benefits
Advertising expense		$ 0	$ 0
Potentially dilutive debt or equity instruments issued or outstanding		0	0
Cumulative net loss	17,082	$ 44,230	$ 17,082
Content Checked Inc [Member]
Cash in the bank	$ 126,878	$ 1,246,197	126,878
Unrecognized tax benefits
Valuation allowance percentage		100.00%
Cumulative net loss	$ 401,029	$ 1,573,106	$ 401,029